Indemnification Assets (Schedule Of Submission Of Qualifying Losses For Reimbursement) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Cumulative reimbursement	$ 332.6	$ 0.0
Single-family Residential Portfolio (SFR) [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Cumulative reimbursement	45.0
Commercial And Industrial Loans Portfolio [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Cumulative reimbursement	287.6
IndyMac Transaction [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Unpaid principal balance	4,372.8
Cumulative losses incurred	3,623.4
Cumulative claims	3,608.4
Cumulative reimbursement	802.6
First Federal Transaction [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Unpaid principal balance	1,456.8
Cumulative losses incurred	417.5
Cumulative claims	416.2
First Federal Transaction [Member] | Single-family Residential Portfolio (SFR) [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Unpaid principal balance	1,456.8
Cumulative losses incurred	408.5
Cumulative claims	407.2
First Federal Transaction [Member] | Commercial And Industrial Loans Portfolio [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Cumulative losses incurred	9.0
Cumulative claims	9.0
La Jolla Transaction [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Unpaid principal balance	89.3
Cumulative losses incurred	415.7
Cumulative claims	415.7
La Jolla Transaction [Member] | Single-family Residential Portfolio (SFR) [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Unpaid principal balance	89.3
Cumulative losses incurred	56.2
Cumulative claims	56.2
La Jolla Transaction [Member] | Commercial And Industrial Loans Portfolio [Member]
Schedule Of Qualifying Losses For Reimbursement [Line Items]
Cumulative losses incurred	359.5
Cumulative claims	$ 359.5